Inventories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Inventories [Abstract]
Goods in transit	$ 159,493		$ 1,714,861
Inventory provision	$ 293,774	$ 224,461